Debt (Details Textual) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended										3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Jun. 30, 2013 Loans Payable [Member]	Dec. 31, 2012 Loans Payable [Member]	Dec. 31, 2011 Loans Payable [Member]	Sep. 28, 2011 Loans Payable [Member] Midmarket Capital Partners Llc [Member]	Dec. 31, 2012 Loans Payable [Member] Until January 5, 2013 [Member]	Dec. 31, 2012 Loans Payable [Member] January 5, 2013 Through October 5, 2013 [Member]	Dec. 31, 2012 Loans Payable [Member] January 5, 2014 Through October 5, 2014 [Member]	Dec. 31, 2012 Loans Payable [Member] January 5, 2015 Through October 5, 2015 [Member]	Dec. 31, 2012 Loans Payable [Member] January 5, 2016 Through Maturity Date [Member]	Dec. 31, 2011 Seller Note [Member]	Jun. 30, 2013 Seller Note [Member]	Sep. 28, 2011 Seller Note [Member]	Dec. 31, 2012 Seller Note [Member]	Nov. 21, 2012 Long-term Installment Obligations [Member]	Dec. 31, 2012 Long-term Installment Obligations [Member]	Dec. 31, 2011 Long-term Installment Obligations [Member]	Sep. 28, 2011 Lender Warrants [Member]	Dec. 31, 2012 Lender Warrants [Member]	Dec. 31, 2011 Lender Warrants [Member]	Jun. 30, 2013 IM Ready Made LLC [Member]	Dec. 31, 2012 IM Ready Made LLC [Member]	Jun. 30, 2013 Earn-Out Obligation [Member]	Dec. 31, 2012 Earn-Out Obligation [Member]	Dec. 31, 2011 Earn-Out Obligation [Member]	Jun. 30, 2013 QVC Inc [Member]	Dec. 31, 2012 QVC Inc [Member]
Long-term Debt, Principal Payments										$ 13,500,000											$ 1,500,000
Long-term Debt, Contingent Payment of Principal or Interest					The principal amount of the Loan is payable quarterly as follows: 2.5% on January 5, 2013 through October 5, 2013; 3.75% on January 5, 2014 through October 5, 2014; 6.25% on January 5, 2015 through October 5, 2015; 12.5% on January 5, 2016 through the maturity date, which is the date that is 5 years after the Closing Date.	The principal amount of the Loan is payable quarterly as follows: 0% until January 5, 2013, 2.5% each quarter from January 5, 2013 through October 5, 2013; 3.75% each quarter from January 5, 2014 through October 5, 2014; 6.25% each quarter from January 5, 2015 through October 5, 2015; and 12.5% each quarter from January 5, 2016 through the maturity date, which is the date that is 5 years after the Closing Date.
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					8.50%	8.50%
Percentage of Excess Cash Flow	50.00%		50.00%
Excess Liquidity Amount				3,000,000																						3,000,000
Warrants Issued to Purchase Common Stock (in shares)																							364,428
Long Term Debt Other							500,000
Notes Payable, Total	12,023,000		12,579,000	12,344,000																				12,579,000	12,344,000
Debt Instrument, Face Amount																		7,377,000
Stated Interest Rate on Note Payable																		0.25%	0.25%
Subordinated Borrowing, Interest Rate																9.25%			9.25%
Debt Instrument, Unamortized Discount		1,214,000														1,740,000			1,740,000
Unamortization of Debt Discount (Premium)	802,000		921,000														782,000		1,071,000					921,000	1,156,000
Imputed Annual Interest Rate																9.00%			9.00%
Initial Outstanding Value of Long-term Debt or Borrowing																		5,637,000
Initial Prepaid Interest																123,000			123,000
Seller Note	6,595,000		6,306,000	5,765,000
Debt Instrument, Maturity Date, Description																	(i) the fair market value of the Common Stock on the Seller Maturity Date and (ii) $4.50 subject to certain adjustments; provided, however, that if the fair market value of the Common Stock is less than $4.50 as adjusted, the Seller will have the option to extend the maturity of the Seller Note to the Subsequent Seller Maturity Date. If the maturity date of the Seller Note is so extended, the Seller will have the option to convert the Seller Note into Common Shares based on the greater of (i) the fair market value of the Common Stock on the Subsequent Seller Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Seller Maturity Date in cash or by issuing the number of shares of Common Stock obtained by dividing the principal amount of the Seller Note outstanding on the Subsequent Seller Maturity Date by the fair market value of the Common Stock on the Seller Maturity Date. In addition, at any time the Seller Note is outstanding, the Company has the right to convert the Seller Note, in whole or in part, into the number of shares of Common Stock obtained by dividing the principal amount to be converted by the fair market value of the Common Stock at the time of the conversion, so long as the fair market value of our Common Stock is at least $4.50.		(i) the fair market value of the Common Stock on the Subsequent Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Maturity Date in cash or by issuing the number of shares of Common Stock obtained by dividing the principal amount of the Note outstanding on the Subsequent Maturity Date by the fair market value of the Common Stock on the Subsequent Maturity Date. In addition, at any time the Seller Note is outstanding, we have the right to convert the Note, in whole or in part, into the number of shares of Common Stock
Exercise Price of Common Stock																												$ 4.50
Royalty Earn Out Value																											7,500,000	7,500,000
Earn Out Payments																															2,766,000	2,800,000
Business Acquisitions, Net Royalty Income																															2,500,000	2,500,000
Earn Out Date																															Sep. 30, 2015	Sep. 30, 2015
Business Acquisition, Description of Acquired Entity																											the number of shares to be issued based upon the greater of (i) $4.50 per share and (ii) the average stock price for the last twenty days in such period, and with such earn-out payment contingent upon the Isaac Mizrahi Business achieving net royalty income targets set forth below during those years.				stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty days prior to the time of such issuance (the QVC Earn-Out). The current term of the QVC Agreement runs through September 30, 2015.	stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty days prior to the time of such issuance (the “QVC Earn-out’). The current term of the QVC Agreement runs through September 30, 2015.
Business Acquisition, Contingent Consideration, at Fair Value																												11,466,000	11,466,000		2,766,000	2,800,000
Long-term Debt, Total	30,126,000		30,396,000	37,032,000				13,500,000								5,765,000			6,306,000				12,286,000					8,700,000	8,700,000	15,000,000
Debt Instrument Periodic Payment Percentage											0.00%	2.50%	3.75%	6.25%	12.50%
Other Long-term Debt, Current								500,000	500,000
Percentage Of Common Stock																							5.00%
Warrants Exercise Price Per Share																							$ 0.01
Market Value Of Warrants Per Share		$ 3.33
Capital Expenditures Incurred			400,000
Gains (Losses) on Extinguishment of Debt																					422,000								6,300,000
Debt Instrument, Interest Rate, Effective Percentage																					9.25%
Debt Instrument Optional Prepayment																					1,132,000
Payments Made By Seller At Time Of Acquisition																				537,500
Stock Issued During Period Value Settlement Of Debt																				180,000
Stock Issued During Period Shares Settlement Of Debt																				60,000
Debt Instrument, Fair Value Disclosure																					717,000
Debt Instrument, Debt Default, Amount																					1,139,000
Installment Debt Obligation Current			$ 0	$ 44,000																	$ 0	$ 1,200,000